Convertible Debts (Tables)	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Convertible Debts
Schedule of convertible debt

	2025	2024
Convertible note – Series D	$—	$1,924
Accrued interest	—	17
Debt discount	—	(314)
Total	$—	$1,627